LOANS AND BORROWINGS - Particulars of unsecured long-term loans and borrowings (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Oct. 31, 2017	Mar. 31, 2017
Unsecured long-term loans and borrowings
Outstanding loan amount	¥ 167,250	¥ 167,250
Subsidiary P | Unsecured long-term loans and borrowings
Unsecured long-term loans and borrowings
Principal amount of credit facility				¥ 9,000
Outstanding loan amount	7,250	¥ 7,250
Effective interest rate (as a percent)		5.70%
Subsidiary Q | Unsecured long-term loans and borrowings of facility agreements with third-party banks
Unsecured long-term loans and borrowings
Principal amount of credit facility	50,000	¥ 50,000
Outstanding loan amount	¥ 50,000	50,000
Effective interest rate (as a percent)	5.87%
Subsidiary R | First unsecured long-term loans and borrowings of facility agreements with third-party banks
Unsecured long-term loans and borrowings
Principal amount of credit facility			¥ 100,000
Outstanding loan amount	¥ 100,000	¥ 100,000
Effective interest rate (as a percent)		5.23%
Subsidiary R | Second unsecured long-term loans and borrowings of facility agreements with third-party banks
Unsecured long-term loans and borrowings
Principal amount of credit facility			¥ 10,000
Outstanding loan amount	¥ 10,000	¥ 10,000
Effective interest rate (as a percent)		7.00%